SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 307,913		$ 66,286	$ 1,077,550	$ 616,446
Depreciation	123,379		181,637	181,637	26
Interest expenses	236,986		138,110
Net income (loss)	(1,550,969)			(4,049,645)	55,581
Identifiable long-lived tangible assets	7,750,367			7,671,786	295
Development services and sales of developed products[Member]
Revenues	11,290		26,276
Depreciation	86,749		86,728
Net income (loss)	(173,474)		(1,463,401)
Identifiable long-lived tangible assets	120,396			5,857
Medical related consulting services [Member]
Revenues			222,611		616,446
Depreciation	4,006		8,774		26
Net income (loss)	(100,132)		(385,515)		55,581
Identifiable long-lived tangible assets	17,224			20,558	$ 295
Real property operating [Member]
Revenues	296,623		828,663
Depreciation	32,624		86,135
Interest expenses	236,986		138,110
Net income (loss)	(237,700)		(309,415)
Identifiable long-lived tangible assets	7,612,747			$ 7,645,371
Others [Member]
Net income (loss)	$ (1,039,663)	[1]	$ (1,891,314)

[1]	The Company does not allocate any general and administrative expense of its being a public company activities to its reportable segments as these activities are managed at a corporate level.